Financial Instruments - Carrying Values and Estimated Fair Values (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Non-Derivatives:
Cash and cash equivalents	$ 732,062	$ 727,133	$ 679,225	$ 878,838
Trade accounts receivable	28,258		38,915
Current portion of long-term debt and short-term debt	(345,930)		(342,566)
Long-term debt	(1,076,469)		(874,164)
Derivatives:
Deposits, money market deposits	505,300		481,700
Interest income, money market deposits	18,600	$ 26,600
Less: Deferred financing costs	24,480		23,853
Commodity contract
Non-Derivatives:
Receivable from TTF linked commodity swap derivatives	0		7,581
Carrying value | Level 1
Non-Derivatives:
Cash and cash equivalents	732,062		679,225
Restricted cash and short-term deposits	92,025		92,245
Trade accounts receivable	28,258		38,915
Money market funds	3,191		3,929
Trade accounts payable	(73,695)		(7,454)
Unsecured long-term debt, noncurrent	(189,623)		(199,869)
Carrying value | Level 1 | Interest rate swap
Non-Derivatives:
Receivable from TTF linked commodity swap derivatives	2,124		2,461
Carrying value | Level 1 | Commodity contract
Non-Derivatives:
Receivable from TTF linked commodity swap derivatives	0		7,581
Carrying value | Level 2
Non-Derivatives:
Current portion of long-term debt and short-term debt	(349,522)		(343,781)
Long-term debt	(907,734)		(696,933)
Carrying value | Level 2 | Oil and gas derivative
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	107,806		159,611
Carrying value | Level 2 | Interest rate swap
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	25,383		39,387
Carrying value | Level 2 | Commodity contract
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	12,291		48,079
Fair value | Level 1
Non-Derivatives:
Cash and cash equivalents, fair value	732,062		679,225
Restricted cash and short-term deposits, fair value	92,025		92,245
Trade accounts receivable, fair value	28,258		38,915
Money market funds, fair value	3,191		3,929
Trade accounts payable, fair value	(73,695)		(7,454)
Unsecured long-term debt, noncurrent, fair value	(191,595)		(197,906)
Fair value | Level 1 | Interest rate swap
Non-Derivatives:
Other receivables, fair value disclosure	2,124		2,461
Fair value | Level 1 | Commodity contract
Non-Derivatives:
Other receivables, fair value disclosure	0		7,581
Fair value | Level 2
Non-Derivatives:
Current portion of long-term debt and short-term debt, fair value	(349,522)		(343,781)
Long-term debt, fair value	(907,734)		(696,933)
Fair value | Level 2 | Oil and gas derivative
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	107,806		159,611
Fair value | Level 2 | Interest rate swap
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	25,383		39,387
Fair value | Level 2 | Commodity contract
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	$ 12,291		$ 48,079